Related Party Transactions - Summary of Transaction With Joint Ventures and Associates (Detail) - Associates and joint ventures [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of transactions between related parties [line items]
Net income / (loss)	$ (21)	$ (15)
Loans	140	209
Deposits	282	253
Guarantees and commitments	$ 57	$ 46